Other Assets (Tables)	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Other Assets

Non-Current
	September 30, 2024	September 30, 2023
Other financial assets
Derivative financial instruments	32,609	31,708
Other receivables	—	529
Other financial assets	3,290	4,171
Total other financial assets	35,899	36,408

Other non-financial assets
Other non-financial assets	1,452	1,826
Total other non-financial assets	1,452	1,826
Other non-current assets	37,351	38,234

Current
	September 30, 2024	September 30, 2023
Other current financial assets
Derivative financial instruments	8,104	662
Other financial assets	12,513	8,989
Total other current financial assets	20,617	9,651

Other current non-financial assets
Prepayments	17,514	9,288
VAT receivable	16,696	16,105
Right to return assets	1,411	1,132
Other	827	2,746
Total other current non-financial assets	36,448	29,271
Other current assets	57,065	38,922